Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Components of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss	$ 7,851,883	$ 4,342,045
Share based compensation	347,507	166,191
Disallowed interest	398,118
Allowance for doubtful accounts	25,627
Lease accounting	413,142	188,213
Accrued compensation		46,592
Unrealized Loss	14,164	37,793
Depreciation	(389,191)	(104)
Total deferred tax assets (liabilities)	8,661,250	4,780,730
Less valuation allowance	(8,661,250)	(4,780,730)
Net deferred tax assets (liabilities)	$ 0	$ 0